UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trevor Stewart Burton & Jacobsen, Inc.
           -----------------------------------------------------
Address:   405 Lexington Ave
           New York, NY 10174
           -----------------------------------------------------

Form 13F File Number: 28-02774
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Romanna D. Kekish
        -------------------------
Title:  Vice President
        -------------------------
Phone:  212-972-8157
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Romanna D. Kekish               New York, NY 10174                2/11/2008
---------------------               ------------------                ----------
     [Signature]                      [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          100
                                         -----------
Form 13F Information Table Value Total:     $294,262
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
ABAXIS INC.                    Common           002567105     1303   36355          SOLE              17000      0  19355
AFLAC INC.                     Common           001055102     8150  130130          SOLE              83545      0  46585
ALTRIA GROUP INC               Common           02209S103      389    5147          SOLE                  0      0   5147
AMERICAN EXPRESS               Common           025816109     1098   21118          SOLE               7810      0  13308
AMYLIN PHARMACEUTICALS         Common           032346108     2915   78785          SOLE              51060      0  27725
APOLLO GROUP INC CL A          Common           037604105     4135   58955          SOLE              33100      0  25855
ARCH COAL INC.                 Common           039380100     5817  141210          SOLE              95760      0  45450
AT & T INC                     Common           00206R102     5488  132073          SOLE              94421      0  37652
AUTOMATIC DATA PROC. INC       Common           053015103     2355   52890          SOLE              38350      0  14540
BALDOR ELECTRIC                Common           057741100     2262   67220          SOLE              45760      0  21460
BARRICK GOLD CORP              Common           067901108     6923  164645          SOLE             110920      0  53725
BED BATH & BEYOND INC.         Common           075896100     2538   95360          SOLE              70340      0  25020
BED BATH & BEYOND INC.         Common           075896100       58    2000          OTHER                 0      0   2000
BP PLC ADR                     Common           055622104     8461  115646          SOLE              79506      0  36140
BP PLC ADR                     Common           055622104       65     900          OTHER                 0      0    900
BROWN-FORMAN INC CLASS A       Common           115637100      736    9842          SOLE               9842      0      0
BROWN-FORMAN INC CLASS B       Common           115637209      315    4259          SOLE               4259      0      0
C S X CORPORATION              Common           126408103      400    9100          SOLE               6300      0   2800
CATERPILLAR INC                Common           149123101     5221   71960          SOLE              48995      0  22965
CEPHALON INC                   Common           156708109     2422   33754          SOLE              23519      0  10235
CHEVRON CORP                   Common           166764100      587    6299          SOLE                  0      0   6299
CHIPOTLE MEXICAN GRILL INC B   Common           169656204      271    2208          SOLE                  0      0   2208
COCA COLA                      Common           191216100     7722  125827          SOLE              86654      0  39173
COCA COLA                      Common           191216100        6     100          OTHER                 0      0    100
COLGATE-PALMOLIVE              Common           194162103       62     800          OTHER                 0      0    800
COLGATE-PALMOLIVE              Common           194162103     8907  111255          SOLE              79914      0  31341
COMPUTER SCIENCES CORP         Common           205363104     5822  117700          SOLE              83875      0  33825
COMPUTER SCIENCES CORP         Common           205363104       49    1000          OTHER                 0      0   1000
CONAGRA FOOD INC               Common           205887102     1064   44750          SOLE              26000      0  18750
CONOCOPHILLIPS                 Common           20825C104    10039  113698          SOLE              80855      0  32843
CONSTELLATION ENERGY GROUP     Common           210371100      209    2046          OTHER                 0      0   2046
DEVON ENERGY CORP              Common           25179M103     5380   60520          SOLE              42120      0  18400
DOMINION RESOURCES INC         Common           25746U109     1159   24440          SOLE              16400      0   1000
EMERSON ELECTRIC CO            Common           291011104    10419  183900          SOLE             123950      0  59950
EMERSON ELECTRIC CO            Common           291011104       79    1400          OTHER                 0      0   1400
EXXON MOBIL CORPORATION        Common           30231G102     5431   57978          SOLE              22870      0  35108
FEDEX CORPORATION              Common           31428X106     1101   12350          SOLE               9354      0   2996
FISERV INC                     Common           337738108     5865  105705          SOLE              69430      0  36275
FISERV INC                     Common           337738108       44     800          OTHER                 0      0    800
GENERAL ELECTRIC CO            Common           369604103      867   23400          SOLE                  0      0  23400
GENERAL ELECTRIC CO            Common           369604103        9     250          OTHER                 0      0    250
GENZYME CORP                   Common           372917104     6417   86210          SOLE              51200      0  35010
GERON CORP                     Common           374163103       56   10000          SOLE              10000      0      0
GRANITE CONSTRUCTION INC.      Common           387328107     1782   50300          SOLE              40300      0  10000
HEWLETT-PACKARD CO             Common           428236103      294    5830          SOLE                  0      0   5830
HOME DEPOT INC                 Common           437076102     2340   86862          SOLE              62587      0  24275
ILLINOIS TOOL WORKS INC        Common           452308109     9293  173575          SOLE             120085      0  53490
ILLINOIS TOOL WORKS INC        Common           452308109       64    1200          OTHER                 0      0   1200
ILLUMINA INC.                  Common           011582451      521    8800          SOLE               4900      0   3900
INTL BUSINESS MACHINES         Common           459200101      611    5660          SOLE                  0      0   5660
INTUITIVE SURGICAL INC.        Common           46120E602      323    1000          SOLE               1000      0      0
ISHARES GS NATURAL RESOURCE    Common           464287374      359    2674          SOLE                  0      0   2674
ISHARES MSCI EMERGING MKT      Common           464287234      504    3358          SOLE                  0      0   3358
ISHARES MSCI JAPAN INDEX       Common           464286848      751   56550          SOLE              31500      0  25050
ISHARES MSCI PACIFIC EX-JAPAN  Common           464286665      686    4450          SOLE               3500      0    950
ISHARES S&P EUROPE 350 INDEX   Common           464287861      866    7575          SOLE               4200      0   3375
JOHNSON & JOHNSON INC          Common           478160104     4638   69546          SOLE              42704      0  26842
LILLY ELI & CO                 Common           532457108     7494  140375          SOLE              95230      0  45145
LINCOLN NATIONAL CORP          Common           534187109     8500  146014          SOLE              96263      0  49751
LINCOLN NATIONAL CORP          Common           534187109       58    1000          OTHER                 0      0   1000
LOUISIANA-PACIFIC CORP         Common           546347105     3975  290570          SOLE             225440      0  65130
LOWE'S COS INC.                Common           548661107     2360  104365          SOLE              78370      0  25995
MCDONALD"S CORP                Common           580135101    10435  177151          SOLE             118142      0  59009
MEDTRONIC INC                  Common           585055106     6660  871535          SOLE              92060      0 779475
MERCK & CO INC                 Common           589331107      569    9800          SOLE               4200      0   5600
MILLENNIUM PHARMACEUTICALS     Common           599902103     1296   86550          SOLE              61400      0  25150
MOLEX INC                      Common           608554101     7632  279572          SOLE             187688      0  91884
MOTOROLA INC                   Common           620076109     2770  781825          SOLE             122600      0 659225
NORFOLK SOUTHERN CORP          Common           655844108      418    8300          SOLE               4900      0   3400
NUVEEN QUALITY PREF INC FD     Common           67071S101      185   17990          SOLE              15000      0   2990
NVIDIA CORP                    Common           67066G104      711   20900          SOLE              10500      0  10400
ORACLE CORP                    Common           68389X105     6669  295385          SOLE             207800      0  87585
ORACLE CORP                    Common           68389X105       45    2000          OTHER                 0      0   2000
PATRIOT COAL CORP              Common           70336T104     1431   34300          SOLE              28230      0   6070
PEABODY ENERGY CORP            Common           704549104     3415   55410          SOLE              40800      0  14610
PEPSICO INC                    Common           713448108    11032  156361          SOLE              97565      0  58796
PEPSICO INC                    Common           713448108       75    1000          OTHER                 0      0   1000
PROCTER & GAMBLE CO            Common           742718109     7164   97578          SOLE              59437      0  38141
PRUDENTIAL FINANCIAL INC.      Common           744320102     4338   46630          SOLE              33380      0  13250
RIO TINTO PLC ADR              Common           767204100     6241   14865          SOLE               9805      0   5060
SAP AG-SPONSORED ADR           Common           803054204     7415  145255          SOLE             100470      0  44785
SAP AG-SPONSORED ADR           Common           803054204       51    1000          OTHER                 0      0   1000
SIGMA ALDRICH CORP             Common           826552101      273    5000          SOLE                  0      0   5000
SONOCO PRODUCTS CO             Common           835495102      672   20586          SOLE                  0      0  20586
SUNTRUST BANKS INC             Common           867914103      187    3000          SOLE                  0      0   3000
T. ROWE PRICE GROUP INC        Common           74144T108      243    4000          SOLE               4000      0      0
TARGET CORP                    Common           87612E106      288    5775          SOLE                  0      0   5775
TEXAS INSTRUMENTS              Common           882508104     4409  132019          SOLE              89959      0  42060
U.S. BANCORP                   Common           902973304     1054   33220          SOLE              16460      0  16760
UNION PACIFIC CORP             Common           907818108      879    7000          SOLE               4200      0   2800
UNISYS CORP                    Common           909214108     2036  430550          SOLE             346050      0  84500
UNITEDHEALTH GROUP INC         Common           91324P102      312    5376          SOLE                  0      0   5376
URS CORP                       Common           903236107     4201   77325          SOLE              58200      0  19125
VALLEY NATIONAL BANCORP        Common           919792101      281   14772          SOLE                  0      0  14772
VEOLIA ENVIRONMENTAL-ADR       Common           92334N103     6303   74285          SOLE              45580      0  28705
VERIZON COMMUNICATIONS         Common           92343V104     5289  121074          SOLE              89419      0  31655
VULCAN MATERIALS CO            Common           929160109     3766   47620          SOLE              29650      0  17970
WALT DISNEY CO                 Common           254687106      367   11400          SOLE                  0      0  11400
WPP GROUP PLC                  Common           929309300      265    4128          SOLE                  0      0   4128
WYETH                          Common           983024100     6801  153918          SOLE             104078      0  49840